Cover	Mar. 31, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by 1847 Goedeker Inc. (the “Company”) on March 31, 2022 (the “Original 8-K”). The Original 8-K was filed with the Securities and Exchange Commission to report the results of the Company’s operations for the quarter and year ended December 31, 2021, which were announced in a press release issued on March 31, 2022 (the “Original Press Release”) and furnished with the Original 8-K as Exhibit 99.1. The sole purpose of this Amendment is to furnish our amended and restated press release to clarify that our 2022 guidance is based on a comparison to 2021 pro forma results and to add two subheadlines to the press release.
Document Period End Date	Mar. 31, 2022
Entity File Number	001-39418
Entity Registrant Name	1847 GOEDEKER INC.
Entity Central Index Key	0001810140
Entity Tax Identification Number	83-3713938
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1870 Bath Avenue
Entity Address, City or Town	Brooklyn
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11214
City Area Code	800
Local Phone Number	299-9470
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GOED
Security Exchange Name	NYSEAMER
Warrants to Purchase Common Stock
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	GOED WS
Security Exchange Name	NYSEAMER